Average Annual Total Returns - Class A - Thrivent Money Market Fund - Class A	1 Year	5 Years	10 Years	(after taxes on distributions) 1 Year	(after taxes on distributions) 5 Years	(after taxes on distributions) 10 Years	(after taxes on distributions and redemptions) 1 Year	(after taxes on distributions and redemptions) 5 Years	(after taxes on distributions and redemptions) 10 Years
Total	0.29%	0.71%	0.35%	0.17%	0.42%	0.21%	0.17%	0.42%	0.21%